Long-Term Debt and Other Financial Liabilities, Second JDH Loan (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	9 Months Ended	12 Months Ended
	May 06, 2021	Apr. 26, 2021	Jan. 08, 2021	Dec. 31, 2020	Feb. 28, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 19, 2021	Aug. 20, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	Apr. 02, 2020	May 13, 2019	Mar. 31, 2019	May 24, 2017
Loan Agreement [Abstract]
Repayment of long-term debt							$ 132,058	$ 52,514	$ 17,598
Number of units issued (in shares)	4,285,714	4,285,714	7,986,913
Number of securities called by each warrant (in shares)		1	1	1				1
Warrant exercise price (in dollars per share)		$ 0.70	$ 0.70				$ 5.00									$ 2.72
Share price (in dollars per share)		$ 0.70	$ 0.70	$ 0.70				$ 0.70		$ 1.70		$ 1.92	$ 1.92	$ 1.92	$ 2.16		$ 3.40
Repayment of subordinated long-term debt by issuance of shares							$ 3,000	$ 0	$ 0
Balance outstanding				$ 173,289			218,551	173,289
Pre-Funded Warrant [Member]
Loan Agreement [Abstract]
Number of securities included in each unit (in shares)		1	1
Warrant [Member]
Loan Agreement [Abstract]
Number of securities included in each unit (in shares)		1	1
Common Stock [Member]
Loan Agreement [Abstract]
Number of securities included in each unit (in shares)		1	1								35,714,286						1
Second JDH Loan [Member]
Loan Agreement [Abstract]
Face amount																			$ 16,200
Accrued and unpaid interest							841											$ 354
Interest rate						0.00%
Fair value of option granted	$ 424			543				$ 543
Repayment of long-term debt				$ 6,500	$ 100
Repayment of subordinated long-term debt by issuance of shares	$ 3,000	$ 3,000
Balance outstanding							1,850
Deferred financing costs							$ 44
Second JDH Loan [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Term of variable rate							3 months
Margin on variable rate							6.00%